UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21113

Touchstone Institutional Funds Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 – June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 PROXY VOTING RECORD

FOR PERIOD JULY 1, 2020 TO JUNE 30, 2021

TIFT Sands Capital Institutional Growth Fund
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 ATLASSIAN CORPORATION PLC                                                                   Agenda Number:  935287513
--------------------------------------------------------------------------------------------------------------------------
    Security:  G06242104                                                             Meeting Type:  Annual
      Ticker:  TEAM                                                                  Meeting Date:  03-Dec-2020
        ISIN:  GB00BZ09BD16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the Company's accounts and the reports of      Mgmt          For                            For
       the directors and the auditors for the year ended June
       30, 2020 (the Annual Report).

2.     To approve the Directors' Remuneration Report, as set     Mgmt          For                            For
       forth in the Annual Report.

3.     To reappoint Ernst & Young LLP as auditor of the          Mgmt          For                            For
       Company to hold office until the conclusion of the
       next annual general meeting of the Company.

4.     To authorize the Audit Committee of the Board of          Mgmt          For                            For
       Directors to determine the remuneration of the
       auditor.

5.     To re-elect Shona L. Brown as a director of the           Mgmt          For                            For
       Company.

6.     To re-elect Michael Cannon-Brookes as a director of       Mgmt          For                            For
       the Company.

7.     To re-elect Scott Farquhar as a director of the           Mgmt          For                            For
       Company.

8.     To re-elect Heather Mirjahangir Fernandez as a            Mgmt          For                            For
       director of the Company.

9.     To re-elect Sasan Goodarzi as a director of the           Mgmt          For                            For
       Company.

10.    To re-elect Jay Parikh as a director of the Company.      Mgmt          For                            For

11.    To re-elect Enrique Salem as a director of the            Mgmt          For                            For
       Company.

12.    To re-elect Steven Sordello as a director of the          Mgmt          For                            For
       Company.

13.    To re-elect Richard P. Wong as a director of the          Mgmt          For                            For
       Company.

14.    To consider and, if thought fit, pass the following as    Mgmt          For                            For
       an ordinary resolution: That the Company be generally
       and unconditionally authorized in accordance with
       section 693A of the Companies Act 2006 to make
       off-market purchases (within the meaning of section
       693 of the Companies Act 2006) of its own Class A
       ordinary shares for the purposes of, or pursuant to,
       an employee share scheme (within the meaning of
       section 1166 of the Companies Act 2006).

15.    To consider and, if thought fit, pass the following as    Mgmt          For                            For
       an ordinary resolution: That the Company be authorized
       pursuant to section 694 of Companies Act 2006 to
       repurchase up to a maximum of 65,081 of its own Class
       A ordinary shares pursuant to, & on terms described
       in, a Securities Restriction Agreement and produced at
       meeting ("Securities Restriction Agreement") & that
       the terms, & entry into, of Securities Restriction
       Agreement is hereby approved, ratified & confirmed
       (authority conferred on Company by this Resolution 15
       to expire on December 3, 2025).

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 INTUIT INC.                                                                                 Agenda Number:  935313217
--------------------------------------------------------------------------------------------------------------------------
    Security:  461202103                                                             Meeting Type:  Annual
      Ticker:  INTU                                                                  Meeting Date:  21-Jan-2021
        ISIN:  US4612021034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Eve Burton                          Mgmt          For                            For

1b.    Election of Director: Scott D. Cook                       Mgmt          For                            For

1c.    Election of Director: Richard L. Dalzell                  Mgmt          For                            For

1d.    Election of Director: Sasan K. Goodarzi                   Mgmt          For                            For

1e.    Election of Director: Deborah Liu                         Mgmt          For                            For

1f.    Election of Director: Tekedra Mawakana                    Mgmt          For                            For

1g.    Election of Director: Suzanne Nora Johnson                Mgmt          For                            For

1h.    Election of Director: Dennis D. Powell                    Mgmt          For                            For

1i.    Election of Director: Brad D. Smith                       Mgmt          For                            For

1j.    Election of Director: Thomas Szkutak                      Mgmt          For                            For

1k.    Election of Director: Raul Vazquez                        Mgmt          For                            For

1l.    Election of Director: Jeff Weiner                         Mgmt          For                            For

2.     Advisory vote to approve Intuit's executive               Mgmt          For                            For
       compensation (say-on-pay).

3.     Ratification of the selection of Ernst & Young LLP as     Mgmt          For                            For
       Intuit's independent registered public accounting firm
       for the fiscal year ending July 31, 2021.

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 MICROSOFT CORPORATION                                                                       Agenda Number:  935284478
--------------------------------------------------------------------------------------------------------------------------
    Security:  594918104                                                             Meeting Type:  Annual
      Ticker:  MSFT                                                                  Meeting Date:  02-Dec-2020
        ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Reid G. Hoffman                     Mgmt          For                            For

1B.    Election of Director: Hugh F. Johnston                    Mgmt          For                            For

1C.    Election of Director: Teri L. List-Stoll                  Mgmt          For                            For

1D.    Election of Director: Satya Nadella                       Mgmt          For                            For

1E.    Election of Director: Sandra E. Peterson                  Mgmt          For                            For

1F.    Election of Director: Penny S. Pritzker                   Mgmt          For                            For

1G.    Election of Director: Charles W. Scharf                   Mgmt          For                            For

1H.    Election of Director: Arne M. Sorenson                    Mgmt          For                            For

1I.    Election of Director: John W. Stanton                     Mgmt          For                            For

1J.    Election of Director: John W. Thompson                    Mgmt          For                            For

1K.    Election of Director: Emma N. Walmsley                    Mgmt          For                            For

1L.    Election of Director: Padmasree Warrior                   Mgmt          For                            For

2.     Advisory vote to approve named executive officer          Mgmt          For                            For
       compensation.

3.     Ratification of Deloitte & Touche LLP as our              Mgmt          For                            For
       independent auditor for fiscal year 2021.

4.     Shareholder Proposal - Report on Employee                 Shr           Against                        For
       Representation on Board of Directors.

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 VISA INC.                                                                                   Agenda Number:  935315576
--------------------------------------------------------------------------------------------------------------------------
    Security:  92826C839                                                             Meeting Type:  Annual
      Ticker:  V                                                                     Meeting Date:  26-Jan-2021
        ISIN:  US92826C8394
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Lloyd A. Carney                     Mgmt          For                            For

1B.    Election of Director: Mary B. Cranston                    Mgmt          For                            For

1C.    Election of Director: Francisco Javier                    Mgmt          For                            For
       Fernández-Carbajal

1D.    Election of Director: Alfred F. Kelly, Jr.                Mgmt          For                            For

1E.    Election of Director: Ramon Laguarta                      Mgmt          For                            For

1F.    Election of Director: John F. Lundgren                    Mgmt          For                            For

1G.    Election of Director: Robert W. Matschullat               Mgmt          For                            For

1H.    Election of Director: Denise M. Morrison                  Mgmt          For                            For

1I.    Election of Director: Suzanne Nora Johnson                Mgmt          For                            For

1J.    Election of Director: Linda J. Rendle                     Mgmt          For                            For

1K.    Election of Director: John A. C. Swainson                 Mgmt          For                            For

1L.    Election of Director: Maynard G. Webb, Jr.                Mgmt          For                            For

2.     Approval, on an advisory basis, of compensation paid      Mgmt          For                            For
       to our named executive officers.

3.     Ratification of the appointment of KPMG LLP as our        Mgmt          For                            For
       independent registered public accounting firm for the
       2021 fiscal year.

4.     Approval of the Visa Inc. 2007 Equity Incentive           Mgmt          For                            For
       Compensation Plan, as amended and restated.

5.     Approval of an amendment to our Certificate of            Mgmt          For                            For
       Incorporation to enable the adoption of a special
       meeting right for Class A common stockholders.

6.     To vote on a stockholder proposal requesting              Shr           Against                        For
       stockholders' right to act by written consent, if
       properly presented.

7.     To vote on a stockholder proposal to amend our            Shr           Against                        For
       principles of executive compensation program, if
       properly presented.

* Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Touchstone Institutional Funds Trust

By (Signature and Title)*     /s/ E. Blake Moore, Jr.

E. Blake Moore, Jr., President

(principal executive officer)

Date     8.31.2021

*Print the name and title of each signing officer under his or her signature.